Share-based compensation - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 14,565	$ 14,798	$ 41,781	$ 47,016
Incentive Plan 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tax expense from share-based payment transactions with employees	0	0		0
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tax expense from share-based payment transactions with employees			(512)
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	8,193	12,105	27,158	40,112
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	$ 6,372	$ 2,693	$ 15,135	$ 6,904